Segment Reporting - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) terminal vessel lease	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of vessels | lease	9
Number of terminals | terminal	1
Asset Impairment Charges | $	$ 44,000
Seapeak Arctic
Segment Reporting Information [Line Items]
Asset Impairment Charges | $	$ 8,000
LNG segment
Segment Reporting Information [Line Items]
Number of vessels | vessel	51
Number of terminals | terminal	1
Asset Impairment Charges | $	$ 52,004
LNG segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels | vessel	24
Natural Gas Liquid Segment
Segment Reporting Information [Line Items]
Number of vessels | vessel	43
Asset Impairment Charges | $	$ 2,600	$ 51,000
Natural Gas Liquid Segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels | vessel	21